Operating Leases and Obligations Related to Finance Leases - Operating Leases (Detail)	1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) vessel	Jan. 31, 2023 USD ($)	Dec. 31, 2020 ExtensionOption vessel	Mar. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) contract vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract						24 months
Time-charter hire expenses (note 10)					$ 27,374,000	$ 13,799,000	$ 36,341,000
Operating Lease, Weighted Average Remaining Lease Term					3 years 4 months 24 days	1 year 6 months
Number of vessels chartered in | vessel					7	8
Operating Lease, Weighted Average Discount Rate, Percent					6.02%	4.30%
Charter Contract Extension, Period			1 year		1 year
Operating lease right-of-use assets (notes 10 and 19)					$ 42,894,000	$ 14,257,000
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months					53,900,000	24,800,000
Lessee, Operating Lease, Liability, Payments, Due Year Two					36,000,000	18,200,000
Lessee, Operating Lease, Liability, Payments, Due Year Three					30,000,000	6,800,000
Lessee, Operating Lease, Liability, Payments, Due Year Four					18,800,000	6,800,000
Lessee, Operating Lease, Liability, Payments, Due Year Five					11,200,000	6,800,000
Carrying value of operating lease liabilities					$ 2,100,000	$ 15,500,000
Number of extension options | ExtensionOption			3
July 2017, November 2018,September 2021 and March 2022 Sale Leaseback
Operating Leased Assets [Line Items]
Number Of Vessels | vessel					18
November 2021 and April 2022 Sale Leaseback
Operating Leased Assets [Line Items]
Number Of Vessels | vessel					9
November 2021 and April 2022 Sale Leaseback | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Sale Leaseback Transaction, Cost of Repurchase		$ 164,300,000
July 2017 and November 2018 Sale Leaseback | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Sale Leaseback Transaction, Cost of Repurchase	$ 142,800,000
Minimum
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract					1 year
Maximum
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract					1 year
Ship-to-ship Support Vessel [Member]
Operating Leased Assets [Line Items]
Number of vessels chartered in | vessel					2	1
Number of Time Charters with Option to Extend | contract					1
Charter Contract Extension, Period					18 months
Operating lease right-of-use assets (notes 10 and 19)					$ 2,100,000	$ 800,000
Carrying value of operating lease liabilities						$ 800,000
LR2 and Aframax Tankers
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract					24 months
Number of vessels chartered in | vessel					1	3
Operating lease right-of-use assets (notes 10 and 19)						$ 15,500,000
Number Of Vessels To Be Chartered In | vessel					1
Number Of Vessels					1	2
LR2 and Aframax Tankers | June 2022 contract
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 10 and 19)					$ 8,900,000
Carrying value of operating lease liabilities					$ 8,900,000
LR2 and Aframax Tankers | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Number of vessels chartered in | vessel				2
LR2 and Aframax Tankers | Subsequent Event [Member] | December 2022 contract
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract	3 years			3 years
Number of vessels chartered in | vessel				1
Charter Contract Extension, Period				1 year
Operating lease right-of-use assets (notes 10 and 19)	$ 20,700,000			$ 20,700,000
Carrying value of operating lease liabilities	$ 20,700,000			$ 20,700,000
LR2 and Aframax Tankers | Subsequent Event [Member] | December 2020 contract
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract	7 years			7 years
Operating lease right-of-use assets (notes 10 and 19)	$ 18,400,000			$ 18,400,000
Carrying value of operating lease liabilities	$ 18,400,000			$ 18,400,000
LR2 and Aframax Tankers | July 2017 and November 2018 Sale Leaseback | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Number of Vessels to be repurchased | vessel	1
Suezmax Tanker
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract					54 months
Number of vessels chartered in | vessel					1
Suezmax Tanker | November 2022 contract
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 10 and 19)					$ 30,300,000
Carrying value of operating lease liabilities					$ 30,300,000
Suezmax Tanker | July 2017 and November 2018 Sale Leaseback | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Number of Vessels to be repurchased | vessel	5
Suezmax, Aframax, LR2 and STS Vessels
Operating Leased Assets [Line Items]
Number of Time Charters with Option to Extend | contract					5
Aframax/LR2 Tanker Newbuilding
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract					7 years
Number of vessels chartered in | vessel			1		1
Lease [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)					$ 11,400,000	$ 3,900,000
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)					15,100,000	7,400,000
Short Term Lease less than 1 year [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)					900,000	2,500,000
Lease term greater than one year
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)					26,500,000	$ 11,300,000
Long-Term Lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months					18,776,000
Lessee, Operating Lease, Liability, Payments, Due Year Two					10,810,000
Lessee, Operating Lease, Liability, Payments, Due Year Three					7,980,000
Lessee, Operating Lease, Liability, Payments, Due Year Four					7,980,000
Lessee, Operating Lease, Liability, Payments, Due Year Five					2,929,000
Carrying value of operating lease liabilities					43,443,000
Total payments					48,475,000
Long-Term Non-lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months					16,676,000
Lessee, Operating Lease, Liability, Payments, Due Year Two					6,917,000
Lessee, Operating Lease, Liability, Payments, Due Year Three					3,792,000
Lessee, Operating Lease, Liability, Payments, Due Year Four					3,792,000
Lessee, Operating Lease, Liability, Payments, Due Year Five					1,392,000
Total payments					32,569,000
Long-Term Lease and Non-lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months					35,452,000
Lessee, Operating Lease, Liability, Payments, Due Year Two					17,727,000
Lessee, Operating Lease, Liability, Payments, Due Year Three					11,772,000
Lessee, Operating Lease, Liability, Payments, Due Year Four					11,772,000
Lessee, Operating Lease, Liability, Payments, Due Year Five					4,321,000
Total payments					$ 81,044,000